Investments in Associates and Joint Ventures - Movements of Investments in Associates and Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) Companies	Dec. 31, 2016 KRW (₩) Companies	Dec. 31, 2015 KRW (₩)
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 3,882,389	₩ 3,945,333
Acquisition	92,336	198,394
Dividends	(131,710)	(111,622)
Share of profits (losses)	10,540	(88,677)	₩ (506,054)
Other increase (decrease)	(295,623)	(61,039)
Book value, ending balance	3,557,932	3,882,389	3,945,333
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	698,272	1,091,334
Acquisition	56,139	48,807
Dividends	(505)	(200)
Share of profits (losses)	11,918	(234,748)
Other increase (decrease)	(14,334)	(206,921)
Book value, ending balance	751,490	698,272	1,091,334
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	83,113	104,970
Share of profits (losses)	27,582	(21,929)
Other increase (decrease)	65	72
Book value, ending balance	110,760	83,113	104,970
Domestic [member] | POSCO ES MATERIALS CO., LTD. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		38,447
Share of profits (losses)		(2,061)
Other increase (decrease)		(36,386)
Book value, ending balance			38,447
Domestic [member] | EQP POSCO Global No1 Natural Resources PEF [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	175,690	175,676
Acquisition		222
Share of profits (losses)	418	(399)
Other increase (decrease)	(555)	191
Book value, ending balance	175,553	175,690	175,676
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	107,859	111,326
Share of profits (losses)	2,370	(3,417)
Other increase (decrease)	195	(50)
Book value, ending balance	110,424	107,859	111,326
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	84,799	83,919
Dividends	(368)
Share of profits (losses)	618	880
Book value, ending balance	85,049	84,799	83,919
Domestic [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	45,077	30,420
Acquisition	27,791	19,832
Share of profits (losses)	1,510	(5,175)
Book value, ending balance	74,378	45,077	30,420
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	37,372	39,447
Share of profits (losses)	(6,463)	(2,758)
Other increase (decrease)	751	683
Book value, ending balance	31,660	37,372	39,447
Domestic [member] | Blue Ocean Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	35,752	35,437
Share of profits (losses)	(8,154)	643
Other increase (decrease)	(7,978)	(328)
Book value, ending balance	19,620	35,752	35,437
Domestic [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	12,551	12,265
Share of profits (losses)	4,701	286
Book value, ending balance	17,252	12,551	12,265
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	17,851	40,903
Acquisition		6,817
Share of profits (losses)	(2,010)	(29,825)
Other increase (decrease)		(44)
Book value, ending balance	15,841	17,851	40,903
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	12,302	14,000
Share of profits (losses)	3,198	(2,272)
Other increase (decrease)		574
Book value, ending balance	15,500	12,302	14,000
Domestic [member] | Keystone NO. 1. Private Equity Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	13,314	13,015
Share of profits (losses)	(886)	281
Other increase (decrease)	(49)	18
Book value, ending balance	12,379	13,314	13,015
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	11,890	14,829
Acquisition		1,875
Share of profits (losses)	(197)	1,186
Other increase (decrease)	(4,865)	(6,000)
Book value, ending balance	6,828	11,890	14,829
Domestic [member] | KONES, Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	5,641	5,775
Share of profits (losses)	(2,774)	(256)
Other increase (decrease)	(40)	122
Book value, ending balance	₩ 2,827	5,641	5,775
Domestic [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		171,218
Share of profits (losses)		(171,927)
Other increase (decrease)		709
Book value, ending balance			171,218
Domestic [member] | SeAH Changwon Integrated Special Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		165,754
Share of profits (losses)		4,797
Other increase (decrease)		₩ (170,551)
Book value, ending balance			165,754
Domestic [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	40	33
Book value, beginning balance	₩ 55,061	₩ 33,933
Acquisition	28,348	20,061
Dividends	(137)	(200)
Share of profits (losses)	(7,995)	(2,802)
Other increase (decrease)	(1,858)	4,069
Book value, ending balance	73,419	55,061	33,933
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	3,184,117	2,853,999
Acquisition	36,197	149,587
Dividends	(131,205)	(111,422)
Share of profits (losses)	(1,378)	146,071
Other increase (decrease)	(281,289)	145,882
Book value, ending balance	2,806,442	3,184,117	2,853,999
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,186,859	1,153,434
Share of profits (losses)	46,020	12,643
Other increase (decrease)	(107,746)	20,782
Book value, ending balance	1,125,133	1,186,859	1,153,434
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	393,570	381,461
Dividends	(17,277)	(10,893)
Share of profits (losses)	17,173	11,499
Other increase (decrease)	(44,630)	11,503
Book value, ending balance	348,836	393,570	381,461
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	330,463	80,805
Acquisition		88,930
Share of profits (losses)	(147,847)	116,694
Other increase (decrease)	(36,189)	44,034
Book value, ending balance	146,427	330,463	80,805
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	88,308	78,364
Dividends	(22,135)	(29,297)
Share of profits (losses)	56,445	20,761
Other increase (decrease)	(14,133)	18,480
Book value, ending balance	108,485	88,308	78,364
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	97,369	100,908
Dividends	(5,542)
Share of profits (losses)	1,555	258
Other increase (decrease)	(5,077)	(3,797)
Book value, ending balance	88,305	97,369	100,908
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	74,935	105,964
Acquisition	13,712	24,624
Share of profits (losses)	(22,339)	(60,415)
Other increase (decrease)	(9,573)	4,762
Book value, ending balance	₩ 56,735	₩ 74,935	105,964
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	40	37
Book value, beginning balance	₩ 130,651	₩ 67,273
Acquisition	22,209	28,993
Dividends	(4,408)	(4,252)
Share of profits (losses)	46,535	(791)
Other increase (decrease)	(36,774)	39,428
Book value, ending balance	158,213	130,651	67,273
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	215,996	222,269
Dividends	(37,016)	(59,717)
Share of profits (losses)	42,896	46,855
Other increase (decrease)	(24,807)	6,589
Book value, ending balance	197,069	215,996	222,269
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	167,141	153,271
Dividends	(30,798)
Share of profits (losses)	19,644	27,031
Other increase (decrease)	(13,639)	(13,161)
Book value, ending balance	142,348	167,141	153,271
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	137,512	134,034
Dividends	(7,563)	(921)
Share of profits (losses)	7,468	175
Other increase (decrease)	(15,715)	4,224
Book value, ending balance	121,702	137,512	134,034
Foreign [member] | Eureka Moly LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	89,601	87,878
Share of profits (losses)	(35)	(18)
Other increase (decrease)	(10,168)	1,741
Book value, ending balance	79,398	89,601	87,878
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	70,501	72,289
Share of profits (losses)	(4,299)	(3,358)
Other increase (decrease)	(2,824)	1,570
Book value, ending balance	63,378	70,501	72,289
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	45,138	76,445
Share of profits (losses)	424	(31,047)
Other increase (decrease)	343	(260)
Book value, ending balance	45,905	45,138	76,445
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	36,738	35,447
Acquisition	276
Share of profits (losses)	(60)	(41)
Other increase (decrease)	(3,216)	1,332
Book value, ending balance	33,738	36,738	35,447
Foreign [member] | Korea LNG Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	63,058	53,548
Dividends	(6,466)	(6,342)
Share of profits (losses)	(70,180)	6,392
Other increase (decrease)	47,010	9,460
Book value, ending balance	33,422	63,058	53,548
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	22,723	15,382
Acquisition		7,040
Share of profits (losses)	260
Other increase (decrease)	(1,160)	301
Book value, ending balance	21,823	22,723	15,382
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	18,008	19,311
Share of profits (losses)	(1,268)	(412)
Other increase (decrease)	(1,123)	(891)
Book value, ending balance	15,617	18,008	19,311
Foreign [member] | PT. wampu electric power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	8,706	8,855
Share of profits (losses)	5,927	(397)
Other increase (decrease)	(1,242)	248
Book value, ending balance	13,391	8,706	8,855
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	6,840	7,061
Share of profits (losses)	303	242
Other increase (decrease)	(626)	(463)
Book value, ending balance	₩ 6,517	₩ 6,840	₩ 7,061